Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000040835
Average Annual Return [Line Items]
Average Annual Return, Percent		23.25%	11.05%	8.75%
Without Sales Load [Member] | C000040836
Average Annual Return [Line Items]
Average Annual Return, Percent		22.88%	10.77%	8.47%
Without Sales Load [Member] | C000040837
Average Annual Return [Line Items]
Average Annual Return, Percent		22.59%	10.50%	8.20%
Without Sales Load [Member] | C000244829
Average Annual Return [Line Items]
Average Annual Return, Percent	19.14%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.00%	10.68%	8.28%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.00%	10.68%	8.28%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.00%	10.68%	8.28%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%